UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Broadway Gate Capital, LLC
Address: 152 West 57th Street, 19th Floor
         New York, New York  10019

13F File Number: 028-13286


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dominic Giafaglione
Title:  Chief Financial Officer
Phone:  (212) 823-0953


Signature, Place and Date of Signing:

/s/ Dominic Giafaglione       New York, New York             August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $146,401
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number           Name

1.         028-13288                      Broadway Gate Master Fund, Ltd.
----       ---------------------          --------------------------------






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

                                                      FORM 13F INFORMATION TABLE

                                                      Broadway Gate Capital, LLC
                                                             June 30, 2009



COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
---------------                ---------   -----------  ---------  -------------------  -----------    --------  ------------------
                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED  NONE
---------------                ---------   -----------  ---------  -------------------  -----------    --------  ------------------
ADOBE SYS INC                  COM         00724F101      9,721    343,500    SH        SHARED-DEFINED    1       0    343,500   0
AFFILIATED COMPUTER SERVICES   CL A        008190100      5,890    132,600    SH        SHARED-DEFINED    1       0    132,600   0
BRINKS HOME SEC HLDGS INC      COM         109699108      8,776    310,000    SH        SHARED-DEFINED    1       0    310,000   0
CISCO SYS INC                  COM         17275R102      5,849    313,598    SH        SHARED-DEFINED    1       0    313,598   0
DAVITA INC                     COM         23918K108      8,903    180,000    SH        SHARED-DEFINED    1       0    180,000   0
EXELON CORP                    COM         30161N101      5,121    100,000    SH        SHARED-DEFINED    1       0    100,000   0
HARMAN INTL INDS INC           COM         413086109      4,806    255,650    SH        SHARED-DEFINED    1       0    255,650   0
HELIX ENERGY SOLUTIONS GRP I   COM         42330P107      4,333    398,602    SH        SHARED-DEFINED    1       0    398,602   0
METAVANTE TECHNOLOGIES INC     COM         591407101      9,827    380,000    SH        SHARED-DEFINED    1       0    380,000   0
NRG ENERGY INC                 COM NEW     629377508      3,894    150,000    SH        SHARED-DEFINED    1       0    150,000   0
OMNICOM GROUP INC              COM         681919106      7,961    252,100    SH        SHARED-DEFINED    1       0    252,100   0
PHH CORP                       COM NEW     693320202     15,535    854,500    SH        SHARED-DEFINED    1       0    854,500   0
TRANSDIGM GROUP INC            COM         893641100     16,715    461,740    SH        SHARED-DEFINED    1       0    461,740   0
UNION PAC CORP                 COM         907818108     10,672    205,000    SH        SHARED-DEFINED    1       0    205,000   0
WELLPOINT INC                  COM         94973V107     16,675    327,669    SH        SHARED-DEFINED    1       0    327,669   0
WESTERN UN CO                  COM         959802109     11,723    714,844    SH        SHARED-DEFINED    1       0    714,844   0



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